SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated depreciation	$ (241,078)	$ (186,526)	$ (26,409)
Fixes assets, net	644,029	698,580	849,027
Machinery And Equipment
Fixes assets, gross	797,696	797,695	794,945
R&D Equipment
Fixes assets, gross	37,973	37,973	31,053
Vehicle Equipment
Fixes assets, gross	9,989	9,989	9,989
Office And Computer Equipment
Fixes assets, gross	8,420	8,420	8,420
Office Furniture [Member]
Fixes assets, gross	$ 31,029	$ 31,029	$ 31,029